LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2023
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of June 30, 2023, the Company has the following scheduled principal repayments required to be made under the Company’s debt facilities as follows:
Debt repayments in $’000s	Total	2023*	2024	2025	2026	2027	Thereafter
2019 Senior Secured Credit Facility	107,944	22,554	12,079	73,311	-	-	-
Financing of 2018-built Vessels	91,680	4,440	9,138	9,534	9,974	10,434	48,160
Financing of 2022 Newbuildings	82,124	2,772	5,515	5,500	5,500	5,500	57,337
Total	281,748	29,766	26,732	88,345	15,474	15,934	105,497

*Q3 and Q4 2023 repayments